Common Stock Options (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Common Stock Options Outstanding

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2017.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $0.24	151,284,792	1.9 years	$0.03	151,284,792	$0.03

Schedule of Stock Options Valuation Assumptions

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31, 2017	December 31, 2016

Average risk-free interest rates	1.37%	1.13
Average expected life (in years)	2.58	2.40
Volatility	221%	238

Schedule of Stock Options Activity

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2015	13,400,000	$0.050
Warrants expired	(3,200,000)	(0.065)
Warrants granted	101,500,002	0.046
Warrants exercised	(9,000,000)	(0.005)

Balance, December 31, 2016	102,700,002	0.050
Warrants expired	(200,000)	(0.180)
Warrants granted	52,784,790	0.085
Warrants exercised	(4,000,000)	(0.040)

Balance, December 31, 2017	151,284,792	$0.030

Exercisable, December 31, 2017	151,284,792	$0.030